Filed pursuant to Rule 497(e)
Registration Nos. 333-190432; 811-22875

THE 504 FUND

Ticker: XPNNX
September 13, 2016
Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated October 28, 2015, as supplemented
This Supplement amends the Prospectus and SAI of The 504 Fund (the “Fund”). It should be retained and read in conjunction with the Prospectus and SAI.
Effective on August 23, 2016, the Fund’s Board of Trustees (the “Board”) accepted the resignation of Mark A. Elste, who served as the Fund’s Chairman, President, Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer, and as a member of the Board’s Valuation Committee. Accordingly, all references to Mr. Elste in the Prospectus and SAI are hereby removed.
Effective on August 23, 2016, the Board appointed individuals to serve in the officer positions vacated by Mr. Elste’s resignation. Specifically, the Board appointed George Stelljes, III to serve as Chairman of the Board, Robert O. Judge to serve as President and Principal Executive Officer, and Constantine Andrew (Dean) Pelos to serve as Principal Financial Officer and Principal Accounting Officer. The Audit Committee of the Board ratified each of these appointments on September 12, 2016.
Effective on August 23, 2016, the Board approved changes to the composition of the Fund’s Valuation Committee. Specifically, the Board appointed Scott Evans to serve as a member of the Valuation Committee.
Effective on June 13, 2016, the Board approved the engagement of Reinhart Boerner Van Deuren s.c. to serve as independent legal counsel to the members of the Board who are not “interested persons” of the Fund (the “Independent Trustees”).
In light of the foregoing, the following changes are made to the disclosures in the Prospectus and SAI:
Prospectus
The disclosure in the Prospectus under the section titled “Management of the Fund–Board of Trustees” is hereby replaced with the following:
The Board is responsible for the overall management of the Fund, including the supervision of the duties performed by the Adviser. The Board is comprised of three Trustees, all of whom are not “interested persons” of the Fund, as that term is defined by the 1940 Act. The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing officers of the Fund and selecting and supervising the Adviser. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Trustees and Officers of the Fund” in the SAI.

The disclosure in the Prospectus under the section titled “Service Providers–Legal Counsel” is hereby replaced with the following:
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Fund. Reinhart Boerner Van Deuren s.c., 1000 North Water Street, Suite 1700, Milwaukee, Wisconsin 53202, serves as legal counsel to the Independent Trustees.
SAI
The disclosure in the SAI under the section titled “Legal Counsel” is hereby replaced with the following:
Godfrey & Kahn, S.C., with its principal business office located at 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Fund. Reinhart Boerner Van Deuren s.c., with its principal business office located at 1000 North Water Street, Suite 1700, Milwaukee, Wisconsin 53202, serves as legal counsel to the Independent Trustees.
The disclosure in the SAI under the section titled “Trustees and Officers of the Fund–Members of the Board” is hereby replaced with the following:
There are three members of the Board, each of whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (“Independent Trustees”). George Stelljes, III, an Independent Trustee, serves as Chairman of the Board.
The Board has three standing committees: the Audit Committee, the Nominating Committee and the Valuation Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of all of the Independent Trustees.
In his role as Chairman, Mr. Stelljes, among other things: presides over board meetings; oversees the development of agendas for Board meetings; facilitates communication between the Trustees and management; and has such other responsibilities as the Board determines from time to time.
The table in the SAI under the section titled “Trustees and Officers of the Fund” is hereby replaced with the following:
Name and Year of Birth	Position with Fund and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held in the Past 5 Years
Independent Trustees
J. Clay Singleton, Ph.D., CFA Born: 1947	Trustee (Indefinite term; since 2013)	Professor of Finance, Crummer Graduate School of Business, Rollins College (since 2002); Consultant, Director of Indexes, PCE Investment Bankers (2005- 2011)	1	Independent Trustee, USFS Funds Trust (an open-end investment company with two series) (2013-2014)

Name and Year of Birth	Position with Fund and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held in the Past 5 Years
Cornelius J. Lavelle Born: 1944	Trustee (Indefinite term; since 2013)	Retired; Director-Institutional Equities, Citigroup Global Markets Inc. (multinational financial services firm) (1997-2009)	1
Independent Trustee, Broadview Funds Trust (an open-end investment company with one series) (since 2013); Independent Trustee, USFS Funds Trust (an open-end investment company with two series) (2013-2014)

George Stelljes, III Born: 1961	Chairman of the Board (Indefinite Term; since 2016) and Trustee (Indefinite term; since 2013)	Retired; President, Chief Investment Officer and Director of the Gladstone Companies (family of public and private investment funds) (2002-2013)	1
Director, Gladstone Capital Corporation (business development company) (resigned 2013); Director, Gladstone Commercial Corporation (real estate investment trust) (resigned 2013); Director, Gladstone Investment Corporation (business development company) (resigned 2013); Director, Gladstone Land Corporation (real estate investment company) (resigned 2012)

Other Officers
Robert O. Judge Born: 1961	President and Principal Executive Officer (Indefinite term; since 2016)
Chief Investment Officer, 504 Fund Advisors, LLC (investment advisory firm)(since 2015); Portfolio Manager, The 504 Fund (since 2013); Chief Executive Officer of Government Loan Solutions, Inc. (a financial services company) (since 2006)
			N/A	N/A

Name and Year of Birth	Position with Fund and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held in the Past 5 Years
Jordan M. Blanchard Born: 1966	Secretary and Treasurer (Indefinite term; since 2015)
Chief Executive Officer and Chief Operating Officer, 504 Fund Advisors, LLC (investment advisory firm) (since 2015); Portfolio Manager, The 504 Fund (since 2013); Managing Director of 504 Secondary Markets, Government Loan Solutions, Inc. (a financial services company) (since 2013); President, Wholesale 504 Lending Consultants, LLC (financial services company) (2011-2012); Executive Vice President of Capital Markets, CDC Direct Capital (community development corporation subsidiary) (2009-2011)
			N/A	N/A
Constantine Andrew (Dean) Pelos Born: 1960	Principal Financial Officer and Principal Accounting Officer (Indefinite term; since 2016) and Chief Compliance Officer and AML Compliance Officer (Indefinite term; since 2015)
Director, Oyster Consulting, Inc. (compliance consulting to financial services firms) (since 2015); Senior Consultant, Oyster Consulting, Inc. (2013-2015); Investment Manager, LaSalle St. Securities, LLC (broker-dealer) (2009-2013); Partner, Head of Trading, Chief Compliance Officer, Sterling Investment Services, Inc. (broker-dealer) (1991-2009)
			N/A	N/A
The disclosure in the SAI in the first sentence under the section titled “Trustees and Officers of the Fund–Board Committees–Valuation Committee” is hereby replaced with the following:
The Board has a standing Valuation Committee that is composed of the Fund’s portfolio managers (Messrs. Blanchard and Judge), Mr. Pelos, Ms. Melody Tarica (Chief Credit Administrator of the Adviser) and Mr. Scott Evans (a founding partner of Government Loan Solutions, Inc., an entity under common control with the Adviser), as appointed by the Board.
Please retain this Supplement for future reference.

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